Supplement to the
Retirement Government Money Market Portfolio
October 22, 2001
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of the shareholders of Retirement Government Money Market Portfolio will be held to approve various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the similar information found in the first paragraph under the heading "Principal Investment Risks" on page P-5.

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. It is important to note that neither the fund's share price nor its yield is guaranteed by the U.S. Government.

RGM-02-01 May 20, 2002
1.478079.104

Supplement to the
Retirement Money Market Portfolio
October 22, 2001
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of the shareholders of Retirement Money Market Portfolio will be held to approve various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the similar information found in the first paragraph under the heading "Principal Investment Risks" on page P-6.

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

RMM-02-01 May 20, 2002
1.478064.104